Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	TAX-FREE FUND OF COLORADO
Central Index Key	0000811239
Amendment Flag	false
Document Creation Date	Apr. 18, 2013
Document Effective Date	Apr. 25, 2013
Prospectus Date	Apr. 25, 2013